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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. Name and address of issuer:

                              PACIFIC HORIZON FUNDS, INC.
                              3435 STELZER RD.
                              COLUMBUS, OHIO 43219

2. Name of each series or class of funds for which this notice is filed:

                              See Exhibit A

3. Investment Company Act File Number:       811-4293

   Securities Act File Number:               32-81110

4. Last day of the fiscal year for which this notice is filed:

                               FEBRUARY 28, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                       [ ]

6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              Shares     1,175,612,799
                              Price     $1,175,612,799

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                              Shares                 0
                              Price                 $0

9. Number and aggregate sale price of securities sold during the fiscal year:

                              Shares    69,698,051,576
                              Price    $70,517,914,332

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              Shares     68,522,438,777
                              Price     $69,342,301,533

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                              Shares        290,202,648
                              Price        $378,356,369

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24F-2:                        $69,342,301,533
                                                                ---------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans:                             $378,356,369
                                                                ---------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year:                               $68,764,262,803
                                                                ---------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24E-2:                                            $0
                                                                ---------------

     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24F-2:               $956,395,099
                                                                ---------------

     (vi) Multiplier prescribed by Section 6(b) to the Securities
          Act of 1933 or other applicable law or registration:           1/3300
                                                                ---------------

    (vii) Fee Due:                                                  $289,816.70
                                                                ---------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                                   [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                April 28, 1997

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /s/ KEVIN MARTIN
                              -----------------------------
                              Kevin Martin, Treasurer
                              -----------------------------

Date 4/29/97
----------------
* Please print the name and title of the signing officer below the signature.

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PACIFIC HORIZON EXHIBIT A


PRIME FUND                              CAPITAL INCOME FUND
   Pacific Horizon Shares                  A-Shares
   Horizon Shares                          K-Shares
   Horizon Service Shares
   X-Shares                             CAL TAX-EXEMPT BOND FUND
                                           A-Shares
TREASURY FUND                              K-Shares
   Pacific Horizon Shares
   Horizon Shares                       NATIONAL MUNICIPAL BOND FUND
   Horizon Service Shares                  A-Shares
   X-Shares                                K-Shares

GOVERNMENT FUND                         SHORT TERM GOVERNMENT FUND
   Pacific Horizon Shares                  A-Shares
   Horizon Shares
   Horizon Service Shares               CORPORATE BOND FUND
                                           A-Shares
TREASURY ONLY FUND                         K-Shares
   Pacific Horizon Shares
   Horizon Shares                       INTERNATIONAL EQUITY FUND
   Horizon Service Shares                  A-Shares
                                           K-Shares
TAX-EXEMPT MONEY FUND
   Pacific Horizon Shares               ASSET ALLOCATION FUND
   Horizon Shares                          A-Shares
   Horizon Service Shares                  K-Shares

CAL. TAX-EXEMPT MONEY FUND              INTERMEDIATE BOND FUND
   Pacific Horizon Shares                  A-Shares
   Horizon Share                           K-Shares
   Horizon Service Shares
   X-Shares                             BLUE CHIP FUND
                                           A-Shares
U.S. GOV'T SECURITIES FUND                 K-Shares
   A-Shares
   K-Shares

AGGRESSIVE GROWTH FUND
   A-Shares
   K-Shares